GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 49,930
Accumulated amortization	9,001
Balance as of June 30, 2014, net	40,929
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	28,390
Accumulated amortization	7,399
Acquired technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Acquired technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
In process research and development [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	8,100
Accumulated amortization	219
Useful life	4 years [1]
Tradename and other [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	13,440
Accumulated amortization	$ 1,383
Tradename and other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Tradename and other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	11 years

[1]	During 2014, upon completion of the development of one of the projects, the Company evaluated the useful life of such project at 4 years.